COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 1.8%
3,962	Huntington Ingalls Industries, Inc.	$ 912,290

	APPAREL & TEXTILE PRODUCTS - 1.4%
6,695	NIKE, Inc., Class B	712,683

	ASSET MANAGEMENT - 3.8%
2,719	Ameriprise Financial, Inc.	728,720
932	BlackRock, Inc.	621,076
7,768	Hamilton Lane, Inc., Class A	540,497
		1,890,293
	BANKING - 1.1%
12,481	Truist Financial Corporation	584,610

	BEVERAGES - 1.6%
3,211	Constellation Brands, Inc., Class A	790,067

	BIOTECH & PHARMA - 1.3%
4,262	Zoetis, Inc.	667,131

	CABLE & SATELLITE - 1.0%
466	Cable One, Inc.	528,910

	CHEMICALS - 2.5%
2,823	Air Products and Chemicals, Inc.	712,666
2,408	Sherwin-Williams Company (The)	558,897
		1,271,563
	COMMERCIAL SUPPORT SERVICES - 3.0%
6,267	Insperity, Inc.	683,228
6,163	Waste Connections, Inc.	857,766
		1,540,994
	CONSTRUCTION MATERIALS - 1.7%
2,874	Carlisle Companies, Inc.	849,727

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	DATA CENTER REIT - 1.3%
958	Equinix, Inc.	$ 629,761

	ELECTRIC UTILITIES - 3.3%
51,246	Algonquin Power & Utilities Corporation	702,583
11,187	NextEra Energy, Inc.	951,566
		1,654,149
	ELECTRICAL EQUIPMENT - 2.5%
14,553	Cognex Corporation	612,827
9,167	Otis Worldwide Corporation	662,041
		1,274,868
	ENGINEERING & CONSTRUCTION - 1.4%
5,153	Tetra Tech, Inc.	699,829

	HEALTH CARE FACILITIES & SERVICES - 8.0%
1,580	Chemed Corporation	752,380
14,622	Encompass Health Corporation	710,191
10,073	Ensign Group, Inc. (The)	859,226
2,227	UnitedHealth Group, Inc.	1,156,547
7,173	US Physical Therapy, Inc.	592,562
		4,070,906
	HOUSEHOLD PRODUCTS - 1.4%
9,167	Inter Parfums, Inc.	719,793

	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
9,329	Morgan Stanley	795,017

	INSURANCE - 1.5%
6,422	Allstate Corporation (The)	773,851

	LEISURE FACILITIES & SERVICES - 2.7%
3,962	Churchill Downs, Inc.	780,871
7,147	Starbucks Corporation	600,848
		1,381,719
COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE PRODUCTS - 1.1%
7,768	Brunswick Corporation	$ 580,347

	MEDICAL EQUIPMENT & DEVICES - 4.4%
3,755	ResMed, Inc.	825,800
3,444	STERIS plc	693,553
3,571	Stryker Corporation	732,769
		2,252,122
	OIL & GAS PRODUCERS - 5.6%
7,820	Diamondback Energy, Inc.	1,042,250
21,483	Northern Oil and Gas, Inc.	679,722
4,506	Pioneer Natural Resources Company	1,141,009
		2,862,981
	PUBLISHING & BROADCASTING - 1.8%
4,609	Nexstar Media Group, Inc.	881,794

	REAL ESTATE SERVICES - 0.8%
32,265	eXp World Holdings, Inc.	417,186

	RESIDENTIAL REIT - 1.1%
31,359	UMH Properties, Inc.	565,716

	RETAIL - CONSUMER STAPLES - 4.9%
3,910	Casey's General Stores, Inc.	835,841
1,450	Costco Wholesale Corporation	757,045
3,755	Dollar General Corporation	891,511
		2,484,397
	RETAIL - DISCRETIONARY - 5.0%
3,936	Advance Auto Parts, Inc.	663,767
1,968	Home Depot, Inc. (The)	567,611
13,284	Monro, Inc.	615,182
11,083	TJX Companies, Inc. (The)	691,025
		2,537,585
	SEMICONDUCTORS - 5.8%
1,735	Broadcom, Inc.	865,956
COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 5.8% (Continued)
9,529	Power Integrations, Inc.	$ 681,609
5,075	Texas Instruments, Inc.	838,441
5,049	Universal Display Corporation	564,125
		2,950,131
	SOFTWARE - 4.2%
1,813	Intuit, Inc.	782,817
3,107	Microsoft Corporation	812,387
10,151	SS&C Technologies Holdings, Inc.	566,020
		2,161,224
	SPECIALTY FINANCE - 2.7%
19,162	Air Lease Corporation	696,730
6,914	Discover Financial Services	694,788
		1,391,518
	STEEL - 1.5%
4,014	Reliance Steel & Aluminum Company	754,552

	TECHNOLOGY HARDWARE - 3.8%
6,629	Apple, Inc.	1,042,211
3,729	Motorola Solutions, Inc.	907,676
		1,949,887
	TECHNOLOGY SERVICES - 11.3%
2,589	Accenture plc, Class A	746,823
9,244	Booz Allen Hamilton Holding Corporation	884,650
4,557	Broadridge Financial Solutions, Inc.	780,022
4,299	CDW Corporation/DE	733,839
6,836	Fidelity National Information Services, Inc.	624,605
1,942	S&P Global, Inc.	683,934
9,426	TTEC Holdings, Inc.	493,451
3,936	Visa, Inc., Class A	782,123
		5,729,447
	TELECOMMUNICATIONS - 1.2%
11,471	Cogent Communications Holdings, Inc.	610,831

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7%
3,807	Union Pacific Corporation	$ 854,710

	TOTAL COMMON STOCKS (Cost $46,554,704)	50,732,589

	TOTAL INVESTMENTS - 99.8% (Cost $46,554,704)	$ 50,732,589
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	126,793
	NET ASSETS - 100.0%	$ 50,859,382

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.6%
	AEROSPACE & DEFENSE - 1.4%
2,529	Huntington Ingalls Industries, Inc.	$ 582,328

	ASSET MANAGEMENT - 4.1%
8,083	Cohen & Steers, Inc.	576,964
7,983	Hamilton Lane, Inc., Class A	555,457
31,067	Kennedy-Wilson Holdings, Inc.	545,537
		1,677,958
	BANKING - 6.4%
17,628	Bank OZK	714,462
30,272	Home BancShares, Inc.	712,300
7,721	Popular, Inc.	596,216
8,529	Prosperity Bancshares, Inc.	604,536
		2,627,514
	CABLE & SATELLITE - 1.4%
521	Cable One, Inc.	591,335

	CHEMICALS - 2.3%
26,107	Element Solutions, Inc.	487,418
2,554	Quaker Houghton	445,213
		932,631
	COMMERCIAL SUPPORT SERVICES - 6.0%
14,107	ABM Industries, Inc.	654,565
21,595	GFL Environmental, Inc.	606,820
6,496	Insperity, Inc.	708,193
2,578	UniFirst Corporation	464,710
		2,434,288
	CONSTRUCTION MATERIALS - 1.5%
2,073	Carlisle Companies, Inc.	612,903

	ELECTRIC UTILITIES - 1.6%
48,718	Algonquin Power & Utilities Corporation	667,924

	ELECTRICAL EQUIPMENT - 3.3%
9,149	BWX Technologies, Inc.	476,937
COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	ELECTRICAL EQUIPMENT - 3.3% (Continued)
7,230	Cognex Corporation	$ 304,455
2,430	Littelfuse, Inc.	576,445
		1,357,837
	ENGINEERING & CONSTRUCTION - 1.5%
4,612	Tetra Tech, Inc.	626,356

	FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
6,206	UFP Industries, Inc.	492,694

	HEALTH CARE FACILITIES & SERVICES - 7.2%
1,537	Chemed Corporation	731,904
9,868	Encompass Health Corporation	479,289
10,240	Ensign Group, Inc. (The)	873,471
4,438	Quest Diagnostics, Inc.	556,126
4,413	US Physical Therapy, Inc.	364,558
		3,005,348
	HOUSEHOLD PRODUCTS - 1.4%
7,438	Inter Parfums, Inc.	584,032

	INDUSTRIAL REIT - 1.0%
6,684	Terreno Realty Corporation	407,657

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
2,727	Evercore, Inc., Class A	255,493

	INSURANCE - 1.2%
4,959	Globe Life, Inc.	481,965

	INTERNET MEDIA & SERVICES - 1.2%
9,000	Shutterstock, Inc.	498,690

	LEISURE FACILITIES & SERVICES - 5.8%
3,570	Churchill Downs, Inc.	703,612
1,364	Domino's Pizza, Inc.	507,217
COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	LEISURE FACILITIES & SERVICES - 5.8% (Continued)
12,768	Travel + Leisure Company	$ 541,363
5,355	Wingstop, Inc.	609,720
		2,361,912
	LEISURE PRODUCTS - 1.6%
8,653	Brunswick Corporation	646,466

	MACHINERY - 3.9%
2,256	Nordson Corporation	512,496
2,628	Snap-on, Inc.	572,535
5,826	Standex International Corporation	526,728
		1,611,759
	MEDICAL EQUIPMENT & DEVICES - 3.5%
13,909	LeMaitre Vascular, Inc.	686,826
3,645	STERIS plc	734,031
		1,420,857
	OIL & GAS PRODUCERS - 8.3%
6,669	Chord Energy Corporation	943,998
7,358	Civitas Resources, Inc.	494,384
20,479	Coterra Energy, Inc.	633,006
4,612	Diamondback Energy, Inc.	614,687
23,702	Northern Oil and Gas, Inc.	749,931
		3,436,006
	PUBLISHING & BROADCASTING - 2.0%
4,165	Nexstar Media Group, Inc.	796,848

	REAL ESTATE SERVICES - 1.0%
31,636	eXp World Holdings, Inc.	409,053

	RESIDENTIAL REIT - 1.0%
8,256	NexPoint Residential Trust, Inc.	436,082

	RETAIL - CONSUMER STAPLES - 1.6%
2,975	Casey's General Stores, Inc.	635,966

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	RETAIL - DISCRETIONARY - 3.3%
26,405	Aaron's Company, Inc. (The)	$ 314,220
3,198	Advance Auto Parts, Inc.	539,310
11,281	Monro, Inc.	522,423
		1,375,953
	SEMICONDUCTORS - 4.7%
3,112	Entegris, Inc.	295,267
12,992	Kulicke & Soffa Industries, Inc.	546,184
8,157	Power Integrations, Inc.	583,470
4,388	Universal Display Corporation	490,271
		1,915,192
	SPECIALTY FINANCE - 1.3%
15,099	Air Lease Corporation	549,000

	STEEL - 1.5%
3,373	Reliance Steel & Aluminum Company	634,057

	TECHNOLOGY HARDWARE - 1.1%
19,958	AudioCodes Ltd.	444,066

	TECHNOLOGY SERVICES - 8.5%
5,975	Booz Allen Hamilton Holding Corporation	571,808
3,421	Broadridge Financial Solutions, Inc.	585,573
1,488	FactSet Research Systems, Inc.	644,809
3,322	Jack Henry & Associates, Inc.	638,487
2,139	ManTech International Corporation, Class A	205,151
2,008	Morningstar, Inc.	457,804
8,033	TTEC Holdings, Inc.	420,528
		3,524,160
	TELECOMMUNICATIONS - 1.2%
9,471	Cogent Communications Holdings, Inc.	504,331

	TRANSPORTATION & LOGISTICS - 1.4%
3,868	Landstar System, Inc.	567,165

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	TRANSPORTATION EQUIPMENT - 1.5%
17,281	Allison Transmission Holdings, Inc.	$ 626,609

	WHOLESALE - DISCRETIONARY - 1.1%
1,364	Pool Corporation	462,655

	TOTAL COMMON STOCKS (Cost $40,560,458)	40,195,090

	TOTAL INVESTMENTS - 97.6% (Cost $40,560,458)	$ 40,195,090
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%	983,969
	NET ASSETS - 100.0%	$ 41,179,059

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7%
	Australia - 3.8%
323	Aub Group Ltd	$ 4,831
1,953	Steadfast Group Ltd.	6,684
		11,515
	Austria - 1.2%
78	BAWAG Group AG(a)	3,517

	Canada - 12.9%
268	Algonquin Power & Utilities Corporation	3,681
139	Canadian Apartment Properties Real Estate Investment Trust	4,727
40	Cargojet, Inc.	4,208
308	Freehold Royalties Ltd.	3,363
395	InterRent Real Estate Investment Trust	3,687
164	Stella-Jones, Inc.	4,993
46	TMX Group Ltd.	4,620
61	Toromont Industries Ltd.	4,721
86	Tourmaline Oil Corporation	5,085
		39,085
	Cayman Islands - 1.2%
6,562	Bosideng International Holdings, Ltd.	3,685

	Denmark - 2.0%
81	Royal Unibrew A/S	6,068

	Finland - 1.3%
321	Tokmanni Group Corporation Ord	3,830

	France - 3.0%
56	ARGAN S.A.	5,122
89	Ipsos(a)	4,041
		9,163
	Germany - 1.6%
220	Hensoldt A.G.	4,890

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Greece - 2.2%
511	OPAP S.A.	$ 6,727

	Hong Kong - 1.5%
13,092	CITIC Telecom International Ho	4,520

	Italy - 2.6%
85	Interpump Group SpA	2,998
120	Recordati SpA	4,894
		7,892
	Japan - 32.1%
16	BayCurrent Consulting, Inc.(a)	4,702
88	Digital Arts, Inc.	4,090
520	Elan Corporation	4,264
107	Fujimi, Inc.	5,122
245	Fullcast Holdings Company Ltd.	4,287
92	Hamamatsu Photonics K.K.	3,901
173	Information Services International-Dentsu Ltd.	5,616
161	Internet Initiative Japan, Inc.	5,815
183	MISUMI Group, Inc.	4,492
1,055	Mitsubishi UFJ Lease & Finance Co. Ltd.	5,113
1	Mitsui Fudosan Logistics Park, Inc.	3,918
188	Nichias Corporation	3,247
443	NIPPON GAS CO. LTD.	7,052
83	Nissan Chemical Corporation	4,182
169	Okinawa Cellular Telephone Company	6,326
227	SBS Holdings, Inc.	4,699
257	SCSK Corporation	4,185
162	Shoei Company, Ltd.	6,420
185	Takeuchi Manufacturing Company, Ltd.	3,506
619	Zeon Corporation	5,938
		96,875
	Netherlands - 1.5%
63	Euronext NV	4,653

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Norway - 1.5%
130	Kongsberg Gruppen ASA	$ 4,444

	Puerto Rico - 1.4%
54	Popular, Inc.	4,170

	Singapore - 2.1%
3,887	Frasers Centrepoint Trust	6,273

	Sweden - 3.6%
767	Arjo AB, B Shares	3,445
388	Bravida Holding A.B.	3,511
327	Hufvudstaden A.B.	3,895
		10,851
	Switzerland - 2.7%
60	Logitech International S.A.(a)	2,985
220	SIG Combibloc Group AG	5,157
		8,142
	United Kingdom - 17.8%
1,179	Advanced Medical Solutions Group plc	4,122
1,099	Chemring Group plc	3,981
133	Diploma PLC(a)	3,869
411	Electrocomponents plc	5,169
181	Future plc	3,266
172	Halma plc(a)	4,137
476	Hilton Food Group plc	5,347
2,946	JD Sports Fashion plc	3,853
541	OSB Group plc(a)	3,449
1,075	RWS Holdings plc	4,295
502	Treatt plc	3,019
483	Unite Group plc	5,887
302	YouGov plc	3,503
		53,897
COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	United States - 2.7%
105	Inter Parfums, Inc.	$ 8,245

	TOTAL COMMON STOCKS (Cost $352,734)	298,442

Shares		Fair Value
	EXCHANGE-TRADED FUND — 3.6%
	United States - 3.6%
198	iShares MSCI EAFE Small-Cap ETF, EQUITY	10,846

	TOTAL EXCHANGE-TRADED FUND (Cost $11,084)	10,846

	TOTAL INVESTMENTS - 102.3% (Cost $363,818)	$ 309,288
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(6,998)
	NET ASSETS - 100.0%	$ 302,290

A/S	- Anonim Sirketi
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.